Income Tax (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits
Balance at beginning of period	$ 810	$ 773	$ 766
Additions for tax positions of prior years	30	186	43
Reductions for tax positions for prior years	(161)	(84)	(33)
Additions for tax positions of current year	13	13	52
Reductions for tax positions for current year	(8)	(8)	(9)
Settlements with tax authorities	(5)	(59)	(46)
Lapses of statutes of limitations	0	(11)	0
Balance at end of the period	679	810	773
Unrecognized tax benefits that, if recognized would impact the effective rate	$ 527	$ 536	$ 583